EQUITY (Details 1) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Shares Outstanding, Beginning	43,035	28,828
Number of Shares Outstanding, Granted	32,963	14,153
Number of Shares Outstanding, Exercised	0
Number of Shares Outstanding, Forfeited/canceled	0
Number of Shares Outstanding, Ending	75,998	43,035
Number of Shares, Exercisable	29,103
Weighted Average Exercie Price, Beginning	$ 33.08	$ 287.46
Weighted Average Exercise Price, Granted	33.09	26.20
Weighted Average Exercie Price, Ending	33.09	$ 33.08
Weighted Average Exercie Price, Exercisable	$ 36.62
Weighted Average Life (years), Beginning	7 years 9 months 4 days	8 years 25 days
Weighted Average Life (years), Granted	10 years	10 years
Weighted Average Life (years), Ending	7 years 11 months 12 days	7 years 9 months 3 days
Weighted Average Life (years), Excercisable	7 years 21 days